Property and Equipment	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4 –	PROPERTY AND EQUIPMENT

Property and equipment, net consists of the following:

	June 30,	December 31,
	2020	2019
	unaudited

Cost:
Laboratory equipment	$917	$782
Computers	113	94
Office furniture & equipment	37	36
Leasehold improvements	164	152
Total cost	1,231	1,064

Accumulated depreciation:
Laboratory equipment	433	340
Computers	63	51
Office furniture & equipment	2	1
Leasehold improvements	37	24
Total accumulated depreciation	535	416
Depreciated cost	$696	$648

For the three and six months ended June 30, 2020 and 2019, depreciation expenses were $60, $92, $114 and $95, respectively.